S000076296 [Member] Investment Objectives and Goals - Bridge Builder Tax Managed International Equity Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Bridge Builder Tax Managed International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Bridge Builder Tax Managed International Equity Fund (the “Fund” or the “International Equity Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.